Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt	Dec. 31, 2013			Dec. 31, 2012
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.70 - 6.92%	2014 - 2025	$13,946	0.70 - 6.92%	$13,184
Floating rate	0.05 - 1.10%	2014 - 2038	3,079	0.11 - 1.16%	1,979
Subordinated debt (a)	4.75 - 7.50%	2014 - 2033	2,514	4.75 - 7.50%	2,732
Junior subordinated debentures (a)	6.37%	2036	325	6.37 - 7.78%	635
Total			$19,864		$18,530

(a)	Fixed rate.

Trust Preferred Securities Issued by the Trusts
The following tables set forth a summary of the trust preferred securities issued by the Trusts as of Dec. 31, 2013 and Dec. 31, 2012:

Trust preferred securities at Dec. 31, 2013 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust	Due date	Call date	Call price
MEL Capital III (a)	$330	6.37%	$325	2036	2016	Par
MEL Capital IV	—	—	500	—	—	—
Total	$330		$825

(a)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.65 to £1, the rate of exchange on Dec. 31, 2013.

Trust preferred securities at Dec. 31, 2012 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.56%
MEL Capital III (a)	323	6.37%	316	2036	2016	Par
MEL Capital IV	—	—	500	—	—	—
Total	$623		$1,125

(a)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.62 to £1, the rate of exchange on Dec. 31, 2012.